Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 272.2	€ 233.6	€ 197.5
Total loans and borrowings (Note 21)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,706.4	1,811.5
Financial liabilities, carrying value	1,688.4	1,766.3
Total loans and borrowings (Note 21) | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	1,295.1	1,371.9
Total loans and borrowings (Note 21) | Other borrowings [Domain]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.2	3.3
Financial liabilities, carrying value	0.2	3.3
Total loans and borrowings (Note 21) | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	400.0	400.0
Total loans and borrowings (Note 21) | Level 2 | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,300.4	1,396.9
Total loans and borrowings (Note 21) | Level 1 | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	405.8	411.3
Deferred borrowing costs | Total loans and borrowings (Note 21)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities, carrying value	(6.9)	(8.9)
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	276.2	237.5
Present value of defined benefit obligation | Germany
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	181.2	151.3
Present value of defined benefit obligation | SWEDEN
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	74.1	71.7
Present value of defined benefit obligation | SWITZERLAND
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	6.6	0.0
Present value of defined benefit obligation | Italy
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.7	4.8
Present value of defined benefit obligation | AUSTRIA
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	5.6	5.8
Present value of defined benefit obligation | Sub-total
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	272.2	233.6
Present value of defined benefit obligation | Other countries
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 4.0	€ 3.9